Other Payables to TV Stations (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,207,773	$ 1,281,133
Kunming TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	$ 77,175	$ 77,175